Derivative Financial Instruments and Hedge Accounting	6 Months Ended
Sep. 30, 2018
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Derivative Financial Instruments and Hedge Accounting
5	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING

Derivative financial instruments include futures, forwards, swaps, options and other types of derivative contracts, which are transactions listed on exchanges or over-the-counter (“OTC”) transactions. In the normal course of business, the SMBC Group enters into a variety of derivatives for trading and risk management purposes. The SMBC Group uses derivatives for trading activities, which include facilitating customer transactions, market-making and arbitrage activities. The SMBC Group also uses derivatives to reduce its exposures to market and credit risks as part of its asset and liability management.

Derivatives are financial instruments that derive their value from the price of underlying items such as interest rates, foreign exchange rates, equities, bonds, commodities, credit spreads and other indices. The SMBC Group’s derivative financial instruments mainly consist of interest rate derivatives and currency derivatives. Interest rate derivatives include interest rate swaps, interest rate options and interest rate futures. Currency derivatives include foreign exchange forward transactions, currency swaps and currency options.

The tables below represent the derivative financial instruments by type and purpose of derivatives at September 30, 2018 and March 31, 2018.

	At September 30, 2018
	Trading			Risk Management(1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥718,278,988	¥1,811,857	¥1,700,186	¥63,708,009	¥282,302	¥372,016
Futures	81,505,603	39,915	36,679	12,948,120	2,495	62
Listed Options	96,880,794	21,469	1,364	—	—	—
Forwards	37,641,234	5,500	5,576	—	—	—
Swaps	425,928,339	1,640,955	1,499,923	50,599,173	279,807	363,174
OTC Options	76,323,018	104,018	156,644	160,716	—	8,780
Currency derivatives	130,845,459	1,538,344	1,185,346	9,092,494	114,837	312,306
Futures	1,438	—	74	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	80,004,022	792,763	603,209	2,075,797	13,909	134,444
Swaps	43,011,034	649,268	486,158	7,016,697	100,928	177,862
OTC Options	7,828,965	96,313	95,905	—	—	—
Equity derivatives	3,641,732	89,222	132,462	44,909	—	4,857
Futures	1,121,127	12,011	30,903	—	—	—
Listed Options	1,625,525	51,469	74,934	—	—	—
Forwards	16,533	1,496	—	—	—	—
Swaps	111,315	1,164	4,594	44,909	—	4,857
OTC Options	767,232	23,082	22,031	—	—	—
Commodity derivatives	340,637	10,672	8,987	—	—	—
Futures	202,008	2,026	2,054	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	126,838	8,576	6,569	—	—	—
OTC Options	11,791	70	364	—	—	—
Credit derivatives	1,347,489	13,691	9,533	—	—	—

Total derivative financial instruments	¥854,454,305	¥3,463,786	¥3,036,514	¥72,845,412	¥397,139	¥689,179

	At March 31, 2018
	Trading			Risk Management(1)
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Interest rate derivatives	¥676,464,541	¥1,771,745	¥1,639,850	¥69,550,646	¥300,376	¥333,182
Futures	78,295,049	28,689	28,871	18,269,263	5,534	1,167
Listed Options	66,989,307	4,538	722	—	—	—
Forwards	25,030,851	274	994	—	—	—
Swaps	429,498,805	1,651,945	1,500,361	51,131,039	294,842	329,446
OTC Options	76,650,529	86,299	108,902	150,344	—	2,569
Currency derivatives	120,282,459	1,439,993	1,293,900	7,986,176	283,248	112,322
Futures	689	—	19	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	74,380,475	759,993	708,645	1,866,249	49,440	24,929
Swaps	39,668,889	577,350	490,014	6,119,927	233,808	87,393
OTC Options	6,232,406	102,650	95,222	—	—	—
Equity derivatives	3,354,789	71,344	105,194	2,219	—	155
Futures	829,262	5,946	9,747	—	—	—
Listed Options	1,779,546	42,209	68,341	—	—	—
Forwards	7,564	745	208	—	—	—
Swaps	77,015	186	8,171	2,219	—	155
OTC Options	661,402	22,258	18,727	—	—	—
Commodity derivatives	161,539	6,516	4,948	—	—	—
Futures	20,902	402	464	—	—	—
Listed Options	—	—	—	—	—	—
Forwards	—	—	—	—	—	—
Swaps	128,467	6,052	3,974	—	—	—
OTC Options	12,170	62	510	—	—	—
Credit derivatives	1,320,297	12,049	8,465	—	—	—

Total derivative financial instruments	¥801,583,625	¥3,301,647	¥3,052,357	¥77,539,041	¥583,624	¥445,659

(1)

Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the SMBC Group applies hedge accounting only for net investments in foreign operations, and derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Hedge accounting

Hedges of net investments in foreign operations

The SMBC Group applies hedge accounting in order to reflect the effect of risk management activities on its consolidated financial statements to mitigate the foreign currency risk on exchange differences arising from the translation of net investments in foreign operations. The SMBC Group uses currency derivatives and foreign currency denominated financial liabilities as hedging instruments.

The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in net trading income in the consolidated income statements. The cumulative gain or loss recognized in other comprehensive income is recognized in the profit or loss on the disposal or partial disposal of the foreign operation.

The table represents the derivative financial instruments designated as hedging instruments at September 30, 2018 and March 31, 2018.

	At September 30, 2018			At March 31, 2018
	Notional amounts	Assets	Liabilities	Notional amounts	Assets	Liabilities
	(In millions)
Currency derivatives	¥2,064,237	¥13,909	¥133,173	¥1,866,249	¥49,440	¥24,929

Note:

The carrying amounts of foreign currency denominated financial liabilities designated as hedging instruments at September 30, 2018 and March 31, 2018 were ¥198,635 million and ¥208,294 million, respectively.

There were no hedge ineffectiveness recognized in “Net trading income” for the six months ended September 30, 2018 and 2017.